Earnings (Loss) Per Share (EPS) - Basic EPS Common Shares (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share (EPS) [Abstract]
Net (loss) / income available to common shares	$ (3,822)	$ 13,176,164	$ 12,953,386
Less: Series B-1 Preferred Shares dividends		(1,238,516)
Less: Redemption of preferred shares		(1,762,511)
Less: Income attributable to non-vested share awards		(189,769)	(103,947)
Net (loss) / income attributable to common shareholders	$ (3,822)	$ 9,985,368	$ 12,849,439
Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	17,980,980	15,433,519
Net (loss)/ income per capital stock / common share, basic	$ (38.22)	$ 0.56	$ 0.83